UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Maturities Municipal Fund (NIM)
	December 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.5%

	MUNICIPAL BONDS – 99.5%

	Alabama – 0.1%
$ 180	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 181,336
	System Inc., Series 2005A, 5.000%, 11/15/30
	Alaska – 0.1%
155	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	176,055
	Arizona – 2.6%
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
60	5.000%, 2/01/20	No Opt. Call	BBB+	68,957
290	5.000%, 2/01/27	2/22 at 100.00	BBB+	324,794
55	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	No Opt. Call	A2	65,966
	Series 2014A, 5.000%, 12/01/24
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	471,767
685	5.000%, 7/01/26	7/22 at 100.00	A1	757,980
685	5.000%, 7/01/27	7/22 at 100.00	A1	756,309
100	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	3/23 at 100.00	BBB+	103,377
	Company Project, Series 2013A, 4.000%, 9/01/29
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
150	5.000%, 12/01/17	No Opt. Call	A–	164,623
100	5.250%, 12/01/19	No Opt. Call	A–	114,650
35	5.000%, 12/01/32	No Opt. Call	A–	40,520
480	5.000%, 12/01/37	No Opt. Call	A–	556,310
3,065	Total Arizona			3,425,253
	Arkansas – 0.6%
500	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light	No Opt. Call	A–	511,085
	Company Project, Series 2013, 2.375%, 1/01/21
315	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	AA– (4)	324,954
	NPFG Insured (ETM)
815	Total Arkansas			836,039
	California – 5.9%
300	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds,	No Opt. Call	A	365,784
	Series 2013A, 5.000%, 10/01/23
245	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	251,059
	Series 2008H, 5.125%, 7/01/22
125	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	127,264
	Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Mandatory put 3/15/17)
160	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	162,898
	Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)
500	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	No Opt. Call	AA–	591,650
	Series 2013D, 5.000%, 7/01/43 (Mandatory put 10/15/20)
525	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	Aa3	606,522
125	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BBB	140,736
	University Medical Center, Series 2014A, 5.250%, 12/01/29
210	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	No Opt. Call	A+	231,628
	Series 2009E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012,	No Opt. Call	BBB–	275,420
	5.000%, 1/01/24
560	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	531,821
	Bonds, Series 2007A-1, 4.500%, 6/01/27
100	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills	9/24 at 100.00	N/R	112,323
	Improvement Area A & C, Series 2014C, 5.000%, 9/01/32
365	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities	10/17 at 100.00	AA	383,053
	District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured
	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
250	5.000%, 9/01/21 – AMBAC Insured	9/16 at 100.00	AAA	267,795
250	5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA	267,795
500	5.000%, 9/01/23 – AMBAC Insured	9/16 at 100.00	AAA	535,590
295	Mount San Antonio Community College District, Los Angeles County, California, General	2/28 at 100.00	AA	238,814
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AA	1,390,860
	AGC Insured
35	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	40,243
	2013A, 5.750%, 6/01/44
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA+	801,560
	2011, 0.000%, 8/01/37
415	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BBB–	469,560
	Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29
9,210	Total California			7,792,375
	Colorado – 0.9%
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
75	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	44,442
75	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	35,418
10	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%,	No Opt. Call	AA–	11,247
	9/01/18 – NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	AA–	322,610
	NPFG Insured
500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding	No Opt. Call	N/R	538,710
	Series 2013, 5.000%, 12/01/20
200	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	225,188
	Activity Bonds, Series 2010, 6.000%, 1/15/41
1,860	Total Colorado			1,177,615
	Connecticut – 1.9%
950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	No Opt. Call	AAA	948,338
	Series 2010A-3, 0.875%, 7/01/49 (Mandatory put 2/08/18)
1,570	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	No Opt. Call	A–	1,596,219
	Lisbon Project, Series 1993A, 5.500%, 1/01/15 (Alternative Minimum Tax)
2,520	Total Connecticut			2,544,557
	Delaware – 0.1%
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB–	182,148
	5.000%, 7/01/28
	District of Columbia – 0.2%
120	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BBB–	127,402
	Issue, Series 2013, 5.000%, 10/01/30
150	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	183,703
	Series 2001, 6.500%, 5/15/33
270	Total District of Columbia			311,105
	Florida – 7.0%
100	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured	No Opt. Call	A+	106,865
	Bonds, Series 2009A-1, 5.375%, 6/01/16
160	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	A+	178,837
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/18
370	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	414,167
	Series 2013, 6.000%, 11/01/33
	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
1,215	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	AA–	1,224,842
550	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	AA–	579,920
	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds,
	Senior Secured Series 2012A-1:
50	5.000%, 6/01/18	No Opt. Call	A+	55,887
455	5.000%, 6/01/20	No Opt. Call	A+	526,044
600	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	668,496
	5.000%, 7/01/19 – NPFG Insured
520	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB+	544,861
	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009:
10	5.500%, 6/01/29 – AGM Insured	6/19 at 100.00	AA	11,240
10	5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	11,212
750	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	A	848,100
	5.000%, 10/01/20
270	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	AA	277,317
	8/01/25 – AMBAC Insured
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	AA–	2,070,040
	AMBAC Insured
65	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	BBB	73,632
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31
90	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	Aaa	97,616
	11/01/16 (ETM)
720	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	790,920
	Obligation Group, Series 2007, 5.000%, 8/15/27
	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,
	Refunding & Capital Improvement Series 2012A:
120	5.000%, 9/01/22	No Opt. Call	A+	141,556
350	5.000%, 9/01/23	9/22 at 100.00	A+	407,988
185	5.000%, 9/01/25	9/22 at 100.00	A+	212,739
8,590	Total Florida			9,242,279
	Georgia – 1.0%
270	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	AA– (4)	307,735
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
900	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University	10/22 at 100.00	Baa2	1,044,459
	Project, Refunding Series 2012C, 5.250%, 10/01/23
1,170	Total Georgia			1,352,194
	Guam – 0.1%
140	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	161,713
	5.500%, 7/01/43
	Hawaii – 0.2%
200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	223,000
	University, Series 2013A, 6.250%, 7/01/27
	Idaho – 0.1%
100	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	101,329
	Hospital, Series 2006, 5.250%, 9/01/37
	Illinois – 13.7%
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	Aa3	1,561,935
	2006, 5.000%, 12/01/21 – NPFG Insured
325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/21	No Opt. Call	AA	375,590
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AA	2,165,660
	AGC Insured
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	493,202
215	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A,	7/18 at 100.00	A+	234,864
	5.500%, 7/01/38
640	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	706,746
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	BBB	259,070
700	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	2/15 at 100.00	BBB–	702,653
	Centers, Series 1999, 5.500%, 8/15/19
	Illinois State, General Obligation Bonds, February Series 2014:
370	5.000%, 2/01/25	2/24 at 100.00	A–	414,740
325	5.000%, 2/01/26	2/24 at 100.00	A–	361,640
110	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A–	110,000
290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A–	302,450
425	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–	443,114
	Illinois State, General Obligation Bonds, Refunding Series 2012:
390	5.000%, 8/01/20	No Opt. Call	A–	439,912
325	5.000%, 8/01/21	No Opt. Call	A–	366,600
1,000	5.000%, 8/01/22	No Opt. Call	A–	1,125,590
275	5.000%, 8/01/23	No Opt. Call	A–	310,753
	Illinois State, General Obligation Bonds, Series 2006A:
15	5.000%, 6/01/24	12/16 at 100.00	A–	15,788
10	5.000%, 6/01/27	12/16 at 100.00	A–	10,393
230	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A–	238,510
25	Illinois State, General Obligation Bonds, Series 2007A, 5.500%, 6/01/15	No Opt. Call	A–	25,521
300	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	A–	321,393
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25	7/23 at 100.00	A–	321,868
240	5.500%, 7/01/26	7/23 at 100.00	A–	274,082
1,380	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,279,315
	Series 2006, 0.000%, 12/01/18 – NPFG Insured
1,000	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria	12/18 at 79.62	AA	728,980
	County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
705	5.000%, 6/01/19	No Opt. Call	A	800,302
1,000	5.250%, 6/01/21	No Opt. Call	A	1,181,210
60	6.250%, 6/01/24	6/16 at 100.00	A–	64,715
700	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	806,442
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source,	No Opt. Call	A+	552,595
	Series 2012, 4.000%, 11/01/22
355	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College	6/18 at 100.00	AA	397,991
	District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008,
	5.750%, 6/01/28
570	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax	10/19 at 103.00	BBB	639,403
	General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22
16,965	Total Illinois			18,033,027
	Indiana – 2.5%
190	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	194,100
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
180	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB	193,588
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
175	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	195,209
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	1,016,230
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
140	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A,	10/24 at 100.00	A	162,037
	5.000%, 10/01/31
255	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	AA–	288,374
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
250	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.750%, 2/01/21	No Opt. Call	N/R	260,858
250	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding	8/24 at 100.00	A	289,002
	Series 2014, 5.000%, 2/01/29
695	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc.	No Opt. Call	A	693,791
	Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)
3,135	Total Indiana			3,293,189
	Iowa – 0.7%
500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/27	6/20 at 100.00	A2	558,890
335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	356,105
	Project, Series 2013, 5.000%, 12/01/19
835	Total Iowa			914,995
	Kansas – 0.2%
100	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility	No Opt. Call	A+	118,040
	System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/22
145	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	103,792
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
245	Total Kansas			221,832
	Kentucky – 1.3%
350	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	378,483
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
385	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	421,575
	Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17
340	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	388,498
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
150	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities	No Opt. Call	A–	151,736
	Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33
	(Mandatory put 6/01/17)
320	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue	No Opt. Call	A1	324,259
	Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33
	(Mandatory put 4/03/17)
1,545	Total Kentucky			1,664,551
	Louisiana – 0.9%
210	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power	No Opt. Call	BBB	208,732
	Company Project, Refunding Series 2010, 1.600%, 1/01/19 (WI/DD, Settling 1/02/15)
55	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	58,075
	5.000%, 6/01/23 – AMBAC Insured
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1:
155	5.875%, 6/01/23	6/18 at 100.00	AA	177,805
10	6.000%, 6/01/24	6/18 at 100.00	AA	11,513
260	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	272,925
	Series 2007A, 5.250%, 5/15/38
385	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	419,130
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
1,075	Total Louisiana			1,148,180
	Maine – 0.0%
35	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	40,331
	Massachusetts – 1.7%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	524,430
	5.000%, 10/01/19
225	Massachusetts Development Finance Agency, Revenue Bonds, Roxbury Latin School, Series 2014A,	7/25 at 100.00	AA–	220,934
	3.250%, 7/01/33
250	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	3/15 at 100.00	AA–	250,280
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	N/R	100,139
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	N/R	470,061
550	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA (4)	566,533
	5.000%, 8/15/30 (Pre-refunded 8/15/15)
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A:
100	5.000%, 8/15/18 – AMBAC Insured	8/17 at 100.00	AA+	111,653
25	5.000%, 8/15/20 – AMBAC Insured	8/17 at 100.00	AA+	27,897
2,220	Total Massachusetts			2,271,927
	Michigan – 2.8%
400	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	No Opt. Call	BB	230,520
	Area 1 Projects, Series 1996B, 0.000%, 7/01/23
155	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18	10/15 at 100.00	A3	155,105
50	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	50,499
	7/01/35 – NPFG Insured
150	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	177,397
	7/01/29 – FGIC Insured
845	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	10/15 at 100.00	A–	845,575
	General Obligation Bonds, Series 2014G-2A, 5.375%, 4/01/18
100	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA–	111,478
	Sewerage Department Water Supply System Local Project, Series 2014C-7, 5.000%, 7/01/32 –
	NPFG Insured
280	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	310,327
	5.000%, 6/01/18
200	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	213,576
	5.000%, 7/01/22
1,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group,	No Opt. Call	AA+	1,016,030
	Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	540,005
	Refunding Series 2010C, 5.000%, 12/01/16
3,680	Total Michigan			3,650,512
	Minnesota – 0.2%
260	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA	260,000
	2009A, 5.000%, 1/01/15 – AGC Insured
	Mississippi – 0.5%
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
70	5.000%, 9/01/16	3/15 at 100.00	A	70,258
300	5.000%, 9/01/24	3/15 at 100.00	A	301,146
250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	2/15 at 100.00	BBB	250,235
	Series 2006A, 4.800%, 8/01/30
620	Total Mississippi			621,639
	Missouri – 2.2%
	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex, Series 2006:
170	4.500%, 12/01/25 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	182,784
90	5.000%, 12/01/26 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	97,625
160	5.000%, 12/01/27 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	173,555
210	5.000%, 12/01/28 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	228,001
405	4.500%, 12/01/31 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	435,456
25	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	6/15 at 100.00	A	25,389
	Project, Series 2005A, 4.750%, 6/01/25
100	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	111,212
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
275	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	3/20 at 100.00	AA+	321,854
	8/01/20 (Alternative Minimum Tax)
1,070	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	1,241,146
	2005, 5.500%, 7/01/19 – NPFG Insured
2,505	Total Missouri			2,817,022
	Montana – 0.3%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street,	1/23 at 100.00	N/R	268,018
	Series 2013A, 5.000%, 7/01/33
150	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	3/15 at 100.00	AA– (4)	167,778
410	Total Montana			435,796
	Nebraska – 0.1%
35	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation	5/24 at 100.00	BBB+	35,741
	Hospital Project, Series 2014, 4.000%, 5/15/33
100	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools	6/22 at 100.00	AA–	111,881
	Series 2012, 4.000%, 6/15/23
135	Total Nebraska			147,622
	Nevada – 2.1%
1,325	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	1,555,139
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	288,385
	8.000%, 6/15/30
50	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding	No Opt. Call	N/R	54,174
	Bonds, Series 2013, 5.000%, 6/01/22
775	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	890,336
	Refunding Series 2011, 5.000%, 7/01/23
2,400	Total Nevada			2,788,034
	New Hampshire – 0.5%
600	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare	7/15 at 100.00	N/R (4)	616,020
	Memorial Hospital, Series 2004, 5.500%, 7/01/25 (Pre-refunded 7/01/15)
	New Jersey – 5.5%
130	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB	131,219
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
70	5.375%, 6/15/15 – RAAI Insured (ETM)	No Opt. Call	Aaa	71,686
120	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	128,972
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
150	4.000%, 6/15/19	No Opt. Call	BBB+	160,908
280	5.000%, 6/15/20	No Opt. Call	BBB+	315,787
300	5.000%, 6/15/21	No Opt. Call	BBB+	341,034
335	5.000%, 6/15/22	No Opt. Call	BBB+	383,652
350	5.000%, 6/15/23	6/22 at 100.00	BBB+	398,307
210	5.000%, 6/15/24	6/22 at 100.00	BBB+	236,964
500	5.000%, 6/15/25	6/22 at 100.00	BBB+	560,090
150	5.000%, 6/15/26	6/22 at 100.00	BBB+	167,154
100	4.250%, 6/15/27	6/22 at 100.00	BBB+	104,661
300	5.000%, 6/15/28	No Opt. Call	BBB+	332,937
220	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	246,371
	Replacement Project, Series 2013, 5.000%, 1/01/28 (Alternative Minimum Tax)
50	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A2	53,684
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,730	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A2	722,483
	Appreciation Series 2010A, 0.000%, 12/15/33
1,515	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A2	1,737,114
	5.000%, 12/15/23
320	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	365,398
170	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB	192,035
	Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)
250	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	No Opt. Call	A2	258,063
	2012Q, 3.000%, 1/01/22
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
200	4.500%, 6/01/23	6/17 at 100.00	BB	200,180
100	4.625%, 6/01/26	6/17 at 100.00	B+	92,931
7,550	Total New Jersey			7,201,630
	New Mexico – 0.4%
490	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding	08/19 at 100.00	Aa3	561,148
	Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)
	New York – 6.1%
220	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	256,579
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
770	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State	5/22 at 100.00	AA	915,561
	University Educational Facilities Issue, Series 2012A, 5.000%, 5/15/25
415	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	480,313
	2011A, 5.750%, 2/15/47
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
185	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	157,559
55	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	43,041
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
145	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	151,616
220	5.000%, 12/01/26 – SYNCORA GTY Insured	6/16 at 100.00	A–	232,008
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B:
25	5.000%, 12/01/35 – AGM Insured	6/16 at 100.00	AA	26,360
190	5.000%, 12/01/35	6/16 at 100.00	A–	200,085
400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	A–	424,508
	5.000%, 9/01/35
405	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D,	9/16 at 100.00	AA–	430,033
	5.000%, 9/01/25 – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
205	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	AA–	221,773
435	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	AA–	470,157
10	4.000%, 12/01/18 – NPFG Insured	No Opt. Call	AA–	10,452
210	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	AA–	226,218
220	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–	236,423
190	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%,	11/16 at 100.00	AA–	204,573
	5/01/19 – NPFG Insured
1,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series	No Opt. Call	A–	1,149,110
	2013A, 5.000%, 5/01/19
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2011B:
360	5.000%, 6/01/17	No Opt. Call	AA	396,889
565	5.000%, 6/01/18	No Opt. Call	AA	639,088
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2013B:
100	5.000%, 6/01/20	6/15 at 100.00	AA	101,947
260	5.000%, 6/01/21	6/16 at 100.00	AA	276,429
220	5.000%, 6/01/22	6/17 at 100.00	AA	240,711
400	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	483,648
	Series 2013B, 5.000%, 11/15/21
7,205	Total New York			7,975,081
	North Dakota – 0.7%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center
	Project, Series 2014A:
200	5.000%, 7/01/29	7/21 at 100.00	BBB+	220,236
650	5.000%, 7/01/31	7/21 at 100.00	BBB+	713,375
850	Total North Dakota			933,611
	Ohio – 4.0%
45	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	A1	48,482
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17
1,325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	1,120,738
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	517,354
	Series 2013, 5.000%, 6/15/43
250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	277,945
	Series 2008C, 5.500%, 8/15/24
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2012C:
25	4.000%, 10/01/18	No Opt. Call	A1	27,037
30	4.000%, 10/01/19	No Opt. Call	A1	32,712
40	4.000%, 10/01/20	No Opt. Call	A1	43,839
45	5.000%, 10/01/21	No Opt. Call	A1	52,181
35	5.000%, 10/01/22	No Opt. Call	A1	40,954
175	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds,	No Opt. Call	BBB–	185,374
	FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds,	No Opt. Call	BBB–	102,618
	FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	1,667,680
	Convertible Series 2013A-3, 0.000%, 2/15/34
150	Rocky River City School District, Ohio, General Obligation School Improvement Bonds, Refunding	12/23 at 100.00	Aa2	145,899
	Series 2014, 3.250%, 12/01/35
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,032,210
	4.500%, 12/01/15
5,700	Total Ohio			5,295,023
	Oklahoma – 0.8%
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA (4)	1,024,310
	7/01/27 (Pre-refunded 7/01/15) – AMBAC Insured
	Pennsylvania – 8.1%
935	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	953,298
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
100	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	No Opt. Call	BBB+	102,995
	Refunding Series 2005A, 5.000%, 12/01/15 – RAAI Insured
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	208,118
	Series 2009, 7.750%, 12/15/27
10	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	No Opt. Call	A	10,946
	Abington Memorial Hospital Obligated Group, Series 2009A, 5.000%, 6/01/17
205	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	BBB+	239,395
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
500	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	606,525
	Region Parking System, Junior Guaranteed Series 2013B, 5.500%, 1/01/27
250	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	305,040
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/26 – AGM Insured
225	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	7/17 at 100.00	Aaa	248,742
	Bonds, Series 2012B, 5.000%, 1/01/22
180	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	186,700
	1976, 7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	3/15 at 100.00	N/R (4)	249,748
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	129,185
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
580	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	616,122
	Bonds, Series 2010A, 0.000%, 12/01/34
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	3/15 at 100.00	A–	4,135,368
	AMBAC Insured
1,020	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (4)	1,191,554
	NPFG Insured (ETM)
885	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	Aa2	1,030,591
	Series 2009D, 6.250%, 11/15/34
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	375,444
	Hospital Project, Refunding and Improvement Series 2011, 5.750%, 8/01/21
9,890	Total Pennsylvania			10,589,771
	Puerto Rico – 0.4%
20	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 0.000%,	No Opt. Call	Caa1	15,798
	7/01/19 – AMBAC Insured
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	No Opt. Call	BBB–	432,690
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project,
	Refunding Series 2012, 5.000%, 4/01/27
520	Total Puerto Rico			448,488
	Rhode Island – 1.3%
200	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BBB	221,470
	Health System, Series 2013A, 5.500%, 9/01/28
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
430	6.125%, 6/01/32	3/15 at 100.00	BBB+	431,719
1,025	6.250%, 6/01/42	3/15 at 100.00	BBB–	1,027,552
1,655	Total Rhode Island			1,680,741
	South Carolina – 4.6%
515	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	556,622
	2006, 5.000%, 12/01/24
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	A3 (4)	1,873,841
	1/01/19 – FGIC Insured (ETM)
3,035	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	A3	3,639,268
	1/01/19 – FGIC Insured
5,090	Total South Carolina			6,069,731
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+	1,054,310
	Series 2007, 5.000%, 11/01/27
	Tennessee – 0.3%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
100	4.000%, 1/01/22	No Opt. Call	A	110,593
180	5.000%, 1/01/23	No Opt. Call	A	212,589
280	Total Tennessee			323,182
	Texas – 9.6%
550	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue	No Opt. Call	N/R	559,455
	Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative
	Minimum Tax)
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding
	Series 2007:
130	5.000%, 5/01/23 – SYNCORA GTY Insured	5/17 at 100.00	A+	142,233
15	5.000%, 5/01/24 – SYNCORA GTY Insured	5/17 at 100.00	A+	16,401
40	5.000%, 5/01/25 – SYNCORA GTY Insured	5/17 at 100.00	A+	43,657
10	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A+	11,591
	2010, 5.875%, 5/01/40
135	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	AA–	141,485
	4.500%, 5/01/25 – NPFG Insured
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Refunding Bonds,
	Series 2009:
35	5.000%, 5/01/29	5/19 at 100.00	A+	38,345
115	5.000%, 5/01/39	5/19 at 100.00	A+	124,456
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	3/15 at 100.00	C	1,250
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/15) (5)
525	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	613,657
	6.250%, 1/01/46
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	2,015,044
	2006, 5.000%, 8/15/20 (Pre-refunded 8/15/16)
155	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	No Opt. Call	A3	180,129
	2014C, 5.000%, 11/15/24
395	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	AA	468,510
	2014A, 5.000%, 11/15/26 – AGM Insured
35	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	B	37,486
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	1,069,280
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	367,320
	Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB	304,632
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	215,904
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
100	5.000%, 12/01/25	No Opt. Call	Baa2	108,966
100	5.250%, 12/01/28	12/25 at 100.00	Baa2	111,434
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,
	Children’s Medical Center Dallas Project, Series 2012:
400	5.000%, 8/15/24	8/22 at 100.00	Aa2	466,660
380	5.000%, 8/15/25	8/22 at 100.00	Aa2	440,652
750	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA+	895,170
	2011D, 5.000%, 9/01/24
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
100	0.000%, 9/01/43	9/31 at 100.00	AA+	92,397
490	0.000%, 9/01/45	9/31 at 100.00	AA+	496,796
455	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A,	No Opt. Call	A2	544,485
	5.000%, 1/01/23
2,155	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A3	2,381,534
	5.750%, 1/01/38
665	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	3/15 at 100.00	A–	663,909
	2006B, 0.710%, 12/15/17
100	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	109,319
	2012, 5.000%, 12/15/32
11,735	Total Texas			12,662,157
	Virgin Islands – 0.4%
525	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	577,580
	Series 2010A, 5.000%, 10/01/29
	Virginia – 0.6%
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	1/15 at 100.00	N/R	250,678
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	546,830
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
750	Total Virginia			797,508
	Washington – 1.7%
1,050	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,146,810
	Center, Series 2011A, 5.375%, 1/01/31
390	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	429,090
	1989B, 7.125%, 7/01/16 – NPFG Insured
585	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds,	12/22 at 100.00	A2	673,569
	Whidbey General Series 2013, 5.500%, 12/01/33
2,025	Total Washington			2,249,469
	Wisconsin – 3.7%
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
755	4.000%, 4/01/20	No Opt. Call	Aa3	850,349
15	5.000%, 4/01/22	No Opt. Call	Aa3	17,850
25	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/15 at 100.00	A	25,209
	Inc., Series 2010A, 5.625%, 4/15/33
325	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	No Opt. Call	A	367,474
	Inc., Series 2010B, 5.000%, 7/15/20
675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	754,717
	Inc., Series 2012A, 5.000%, 7/15/25
30	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	No Opt. Call	AA	33,207
	Inc., Refunding 2012C, 5.000%, 8/15/17
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
500	5.250%, 8/15/18	8/16 at 100.00	A–	534,290
180	5.250%, 8/15/34	8/16 at 100.00	A–	187,276
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	AA–	1,768,275
	Inc, Series 2015, 5.000%, 12/15/26 (WI/DD, Settling 1/07/15)
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
35	5.000%, 5/01/21	5/19 at 100.00	AA–	40,419
35	5.375%, 5/01/25	5/19 at 100.00	AA–	40,729
40	5.625%, 5/01/28	5/19 at 100.00	AA–	47,158
125	6.000%, 5/01/33	5/19 at 100.00	AA–	149,065
4,240	Total Wisconsin			4,816,018
$ 125,615	Total Municipal Bonds (cost $123,059,828)			130,891,433

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 16	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 2,945
5	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	590
$ 21	Total Corporate Bonds (cost $1,655)				3,535
	Total Long-Term Investments (cost $123,061,483)				130,894,968

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%

	MUNICIPAL BONDS – 0.2%

	California – 0.2%
$ 100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 101,254
	Health System, Series 2014A, 6.000%, 7/10/15 (6)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	101,254
	Health System, Series 2014B, 6.000%, 7/10/15 (6)
100	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	101,254
	Health System, Series 2014C, 6.000%, 7/10/15 (6)
$ 300	Total Short-Term Investments (cost $300,000)			303,762
	Total Investments (cost $123,361,483) – 99.7%			131,198,730
	Other Assets Less Liabilities – 0.3%			337,339
	Net Assets – 100%			$ 131,536,069

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$130,891,433	$ —	$130,891,433
Corporate Bonds	—	—	3,535	3,535
Short-Term Investments
Municipal Bonds	—	—	303,762	303,762
Total	$ —	$130,891,433	$307,297	$131,198,730

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $123,134,206.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$8,263,364
Depreciation	(198,840)
Net unrealized appreciation (depreciation) of investments	$8,064,524

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 27, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 27, 2015